Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total Current Assets	¥ 561,036	¥ 556,377
Total Non-current Assets	39,233	42,185
Total Assets	600,269	598,562
Total Current Liabilities	312,111	280,259
VIEs [Member]
Statement [Line Items]
Total Current Assets	556,757	555,478
Total Non-current Assets	39,233	42,185
Total Assets	595,990	597,663
Total Current Liabilities	297,829	274,213
Total Liabilities	¥ 297,829	¥ 274,213